RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total	$ 61,628	$ 138,240
Base salary paid [Member]
Related Party Transaction [Line Items]
Total
Automobile lease payments [Member]
Related Party Transaction [Line Items]
Total	5,901	31,185
Personal expenses paid on behalf of CEO [Member]
Related Party Transaction [Line Items]
Total	1,400	21,960
Interest Accrued or Paid on related party payable to CEO [Member]
Related Party Transaction [Line Items]
Total	50,000	50,000
Non-cash compensation [Member]
Related Party Transaction [Line Items]
Total		10,391
Health insurance [Member]
Related Party Transaction [Line Items]
Total		1,000
Apartment [Member]
Related Party Transaction [Line Items]
Total	$ 4,327	$ 23,704